Our assumptions basically observed the individual effect of the CDI, USD, Libor and IPCA variation used in the transactions as the case may be, and for each scenario the following percentages and quotes were used: (Details) - BRL (R$)
R$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)		R$ 2,252,479
Probable Scenario [Member] | U S D Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)	R$ 3,390,406
Fair value of the long position of swap	3,390,406
Fair value of the short position of swap	(3,401,372)
Income (loss) from swap	(10,966)
Probable Scenario [Member] | Scenario Sensitivity To Libor [Member]
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)	3,390,406
Fair value of the long position of swap	3,390,406
Fair value of the short position of swap	(3,401,372)
Income (loss) from swap	(10,966)
Probable Scenario [Member] | E U R Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value of the short position of swap	(3,401,372)
Income (loss) from swap	(10,966)
Probable Scenario [Member] | I P C A Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)	3,390,406
Fair value of the long position of swap	3,390,406
Possible Scenario [Member] | U S D Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)	3,709,499
Fair value of the long position of swap	3,709,499
Fair value of the short position of swap	(3,401,372)
Income (loss) from swap	308,127
Accumulated variation in debt	319,094
Accumulated variation in swap	319,094
Possible Scenario [Member] | Scenario Sensitivity To Libor [Member]
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)	3,391,542
Fair value of the long position of swap	3,391,542
Fair value of the short position of swap	(3,401,372)
Income (loss) from swap	(123,716)
Accumulated variation in debt	1,136
Accumulated variation in swap	(112,750)
Possible Scenario [Member] | E U R Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Income (loss) from swap	(9,830)
Accumulated variation in swap	1,136
Possible Scenario [Member] | I P C A Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)	3,277,656
Fair value of the long position of swap	3,277,656
Accumulated variation in debt	(112,750)
Remote Scenario [Member] | U S D Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)	4,028,593
Fair value of the long position of swap	4,028,593
Fair value of the short position of swap	(3,401,372)
Income (loss) from swap	627,221
Accumulated variation in debt	638,187
Accumulated variation in swap	638,187
Remote Scenario [Member] | Scenario Sensitivity To Libor [Member]
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)	3,392,677
Fair value of the long position of swap	3,392,677
Fair value of the short position of swap	(3,401,372)
Income (loss) from swap	(228,368)
Accumulated variation in debt	2,271
Accumulated variation in swap	(217,402)
Remote Scenario [Member] | E U R Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value of the short position of swap	(3,401,372)
Income (loss) from swap	(8,695)
Accumulated variation in swap	2,271
Remote Scenario [Member] | I P C A Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)	3,173,004
Fair value of the long position of swap	3,173,004
Fair value of the short position of swap	(3,401,372)
Accumulated variation in debt	(217,402)
C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)	3,390,406
Fair value of the long position of swap	3,390,406
Fair value of the short position of swap	(3,401,372)
Income (loss) from swap	(10,966)
C D I Sensitivity Scenario [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)	3,390,406
Fair value of the long position of swap	3,390,406
Fair value of the short position of swap	(3,401,372)
Income (loss) from swap	(10,966)
C D I Sensitivity Scenario [Member] | Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)	3,388,105
Fair value of the long position of swap	3,388,105
Fair value of the short position of swap	(3,428,742)
Income (loss) from swap	(40,637)
Accumulated variation in debt	(2,301)
Accumulated variation in swap	(29,671)
Final result	(27,370)
C D I Sensitivity Scenario [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value (Cisco and KFW)	3,385,955
Fair value of the long position of swap	3,385,955
Fair value of the short position of swap	(3,455,013)
Income (loss) from swap	(69,058)
Accumulated variation in debt	(4,451)
Accumulated variation in swap	(58,093)
Final result	R$ (53,641)